CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Preferred Stock Series A Preferred Stock	Preferred Stock	Treasury Stock Series A Preferred Stock	Treasury Stock	Additional Paid-in Capital Series A Preferred Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Income) Loss Net of Income Taxes	Series A Preferred Stock	Total
Balance at Dec. 31, 2017	$ 140						$ 280,051	$ 8,004			$ 288,195
Balance (in shares) at Dec. 31, 2017	139,528
Foreign currency translation adjustment									$ 3		3
Stock-based compensation							1,442				1,442
Common stock issued under employee purchase plan							100				100
Common stock issued under employee purchase plan (in shares)	50
Common stock issued upon exercise of stock options							7				$ 7
Common stock issued upon exercise of stock options (in shares)	2										2
RSU Vested (in shares)	38
Net income								3,177			$ 3,177
Balance at Dec. 31, 2018	$ 140						281,600	11,181	3		292,924
Balance (in shares) at Dec. 31, 2018	139,618
Foreign currency translation adjustment											(67)
Foreign currency translation adjustment									(70)		(70)
Stock-based compensation							1,680				1,680
Common stock issued upon exercise of stock options							177				$ 177
Common stock issued upon exercise of stock options (in shares)	65										65
RSU Vested (in shares)	38
Net income								23,307			$ 23,307
Balance at Dec. 31, 2019	$ 140						283,457	34,488	(67)		318,018
Balance (in shares) at Dec. 31, 2019	139,721
Foreign currency translation adjustment									(153)		(153)
Stock-based compensation							802				802
Common stock issued upon exercise of stock options							70				70
Common stock issued upon exercise of stock options (in shares)	32
Net income								2,440			2,440
Balance at Mar. 31, 2020	$ 140						284,329	36,928	(220)		321,177
Balance (in shares) at Mar. 31, 2020	139,753
Balance at Dec. 31, 2019	$ 140						283,457	34,488	(67)		318,018
Balance (in shares) at Dec. 31, 2019	139,721
Foreign currency translation adjustment											488
Net income											12,323
Balance at Sep. 30, 2020	$ 140						287,825	46,811	421		335,197
Balance (in shares) at Sep. 30, 2020	139,935
Balance at Dec. 31, 2019	$ 140						283,457	34,488	(67)		318,018
Balance (in shares) at Dec. 31, 2019	139,721
Foreign currency translation adjustment									1,078		1,078
Stock-based compensation							5,984				5,984
Exchange of common stock for Series A preferred stock		$ 454		$ (260,686)		$ 260,232
Exchange of common stock for Series A preferred stock (in shares)		45,438		15,146
Issuance of stock		$ 156				$ 85,308				$ 85,464
Issuance of stock (in shares)		15,568
Repurchase of vested options							(15,506)				(15,506)
Common stock issued under employee purchase plan							424				424
Common stock issued under employee purchase plan (in shares)	61
Common stock issued upon exercise of stock options							780				$ 780
Common stock issued upon exercise of stock options (in shares)	255										254
RSU Vested (in shares)	185
Net income								20,453			$ 20,453
Balance at Dec. 31, 2020	$ 140		$ 610		$ (260,686)		620,679	54,941	1,011		416,695
Balance (in shares) at Dec. 31, 2020	140,222		61,006		15,146
Balance at Mar. 31, 2020	$ 140						284,329	36,928	(220)		321,177
Balance (in shares) at Mar. 31, 2020	139,753
Foreign currency translation adjustment									231		231
Stock-based compensation							1,140				1,140
Common stock issued upon exercise of stock options							51				51
Common stock issued upon exercise of stock options (in shares)	58
Net income								4,078			4,078
Balance at Jun. 30, 2020	$ 140						285,520	41,006	11		326,677
Balance (in shares) at Jun. 30, 2020	139,811
Foreign currency translation adjustment									410		410
Stock-based compensation							1,619				1,619
Common stock issued under employee purchase plan							423				423
Common stock issued under employee purchase plan (in shares)	61
Common stock issued upon exercise of stock options							263				263
Common stock issued upon exercise of stock options (in shares)	44
RSU Vested (in shares)	19
Net income								5,805			5,805
Balance at Sep. 30, 2020	$ 140						287,825	46,811	421		335,197
Balance (in shares) at Sep. 30, 2020	139,935
Balance at Dec. 31, 2020	$ 140		$ 610		$ (260,686)		620,679	54,941	1,011		416,695
Balance (in shares) at Dec. 31, 2020	140,222		61,006		15,146
Foreign currency translation adjustment									(799)		(799)
Stock-based compensation							2,538				2,538
Common stock issued upon exercise of stock options							538				538
Common stock issued upon exercise of stock options (in shares)	180
Net income								5,644			5,644
Balance at Mar. 31, 2021	$ 140		$ 610		$ (260,686)		623,755	60,585	212		424,616
Balance (in shares) at Mar. 31, 2021	140,402		61,006		15,146
Balance at Dec. 31, 2020	$ 140		$ 610		$ (260,686)		620,679	54,941	1,011		416,695
Balance (in shares) at Dec. 31, 2020	140,222		61,006		15,146
Foreign currency translation adjustment											$ (141)
Common stock issued upon exercise of stock options (in shares)											1,710
Net income											$ 1,000
Balance at Sep. 30, 2021	$ 159				$ (1,802)		677,588	55,941	870		732,756
Balance (in shares) at Sep. 30, 2021	158,524				50
Balance at Mar. 31, 2021	$ 140		$ 610		$ (260,686)		623,755	60,585	212		424,616
Balance (in shares) at Mar. 31, 2021	140,402		61,006		15,146
Foreign currency translation adjustment									355		355
Stock-based compensation							4,714				4,714
Exchange of common stock for Series A preferred stock	$ 5		$ (610)		$ 260,686		(260,081)
Exchange of common stock for Series A preferred stock (in shares)	5,190		(61,006)		(15,146)
Common stock issued upon exercise of stock options	$ 2						2,907				2,909
Common stock issued upon exercise of stock options (in shares)	871
RSU Vested (in shares)	217
Net income								(12,568)			(12,568)
Balance at Jun. 30, 2021	$ 158						670,674	48,017	567		719,416
Balance (in shares) at Jun. 30, 2021	157,768
Foreign currency translation adjustment									303		303
Stock-based compensation							4,848				4,848
Common stock issued upon exercise of stock options	$ 1						2,066				2,067
Common stock issued upon exercise of stock options (in shares)	651
RSU Vested (in shares)	105
Net income								7,924			7,924
Balance at Sep. 30, 2021	$ 159				$ (1,802)		$ 677,588	$ 55,941	$ 870		$ 732,756
Balance (in shares) at Sep. 30, 2021	158,524				50